EMPLOYEE BENEFITS - Post-employment health care benefit plan - Assumptions (Details) - Post-employment health care benefit	Dec. 31, 2020	Dec. 31, 2019
Minimum
Summary of assumptions used to calculate the defined benefit plans
Average discount rate	2.25%	3.00%
Health treatment - rate assumed next year	6.10%	5.80%
Health treatment - Assumed rate of decline in the cost to achieve in the years of 2028 to 2041	4.00%	4.00%
Maximum
Summary of assumptions used to calculate the defined benefit plans
Average discount rate	2.50%	3.25%
Health treatment - rate assumed next year	6.50%	6.70%
Health treatment - Assumed rate of decline in the cost to achieve in the years of 2028 to 2041	4.40%	4.40%